RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about right-of-use assets [Table Text Block]
	Land and buildings (*)	Motor vehicles	Total
Cost:

Balance as of January 1, 2019	$777	$—	$777

Additions during the year:
New leases	167	229	396
Adjustments arising from translating financial statements from functional currency to presentation currency	11	2	13
Disposals during the year:
Termination of leases	—	(36)	(36)

Balance as of December 31, 2019	955	195	1,150

Additions during the year:
New leases	—	107	107
Adjustments arising from translating financial statements from functional currency to presentation currency	50	12	62
Disposals during the year:
Termination of leases	—	(73)	(73)

Balance as of December 31, 2020	1,005	241	1,246

Accumulated depreciation:

Balance as of January 1, 2019	—	—	—

Additions during the year:
Depreciation and amortization	79	57	136
Adjustments arising from translating financial statements from functional currency to presentation currency	1	—	1
Disposals during the year:
Termination of leases	—	(10)	(10)

Balance as of December 31, 2019	80	47	127

Additions during the year:
Depreciation and amortization	107	102	209
Adjustments arising from translating financial statements from functional currency to presentation currency	7	3	10
Disposals during the year:
Termination of leases	—	(35)	(35)

Balance as of December 31, 2020	194	117	311

Depreciated cost at December 31, 2020	$811	$124	$935
Depreciated cost at December 31, 2019	$875	$148	$1,023